INCOME TAXES - Provision (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current
Canada	$ 84	$ 65	$ 113
Foreign	615	250	36
Total	699	315	149
Deferred
Canada	(29)	49	(185)
Foreign	84	235	751
Deferred – U.S. Tax Reform and 2018 FERC Actions	0	(167)	(804)
Total	55	117	(238)
Income Tax (Recovery)/Expense	$ 754	$ 432	$ (89)